ACQUISITIONS (Details 11) (USD $) In Thousands, except Per Share data, unless otherwise specified				0 Months Ended	12 Months Ended			0 Months Ended				0 Months Ended				0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 09, 2012 VanceInfo	Dec. 31, 2012 VanceInfo	Dec. 31, 2011 VanceInfo	Nov. 09, 2012 VanceInfo Customer relationship	Nov. 09, 2012 VanceInfo Customer relationship Minimum	Nov. 09, 2012 VanceInfo Customer relationship Maximum	Nov. 09, 2012 VanceInfo Trade name	Nov. 09, 2012 VanceInfo Software technology	Nov. 09, 2012 VanceInfo Software technology Minimum	Nov. 09, 2012 VanceInfo Software technology Maximum	Nov. 09, 2012 VanceInfo Contract backlog	Nov. 09, 2012 VanceInfo Non-compete agreement	Nov. 09, 2012 VanceInfo Non-compete agreement Minimum	Nov. 09, 2012 VanceInfo Non-compete agreement Maximum	Nov. 09, 2012 VanceInfo Shares issued in exchange for shares of VanceInfo	Nov. 09, 2012 VanceInfo Shares issued in exchange for fair value of vested VanceInfo stock options and RSU	Nov. 09, 2012 VanceInfo VanceInfo shareholders
ACQUISITIONS
Ownership percentage in the combined company				50.00%																50.00%
Total consideration
Issuance of common shares				42,517
Closing price on transaction date (in dollars per share)				$ 7.49
Stock consideration																		$ 318,451	$ 8,327
Total consideration				326,778
Net tangible assets:
Assets				319,072
Liabilities				(81,715)
Total				237,357
Intangible assets acquired:
Intangible assets acquired							11,540			27,840	2,290			910	1,400
Goodwill	102,222	102,659	37,348	54,407
Deferred tax liability				(8,966)
Total				89,421
Total consideration				326,778
Estimated useful life
Estimated economic lives								4 years	6 years	2 years		4 years	5 years	2 years		1 year	4 years
Pro forma financial information
Net revenues					673,266	502,126
Net income/(loss)					$ 1,807	$ 39,532
Net income/(loss) per share (in dollars per share)
Basic (in dollars per share)					$ 0.02	$ 0.47
Diluted (in dollars per share)					$ 0.02	$ 0.45